Class A C IS and R6 Shares | Federated Hermes MDT Small Cap Growth Fund
Federated Hermes MDT Small Cap Growth Fund (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide long-term capital appreciation.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class C Shares (C), Institutional Shares (IS) and Class R6 Shares (R6) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., Class A Shares) of Federated Hermes funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 9 and in “Appendix B” to this Prospectus. If you purchase the Fund’s IS or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A C IS and R6 Shares - Federated Hermes MDT Small Cap Growth Fund	A	C	IS	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none	none	none
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A C IS and R6 Shares - Federated Hermes MDT Small Cap Growth Fund		A		C	IS	R6
Management Fee		0.80%		0.80%	0.80%	0.80%
Distribution (12b-1) Fee		none	[1]	0.75%	none	none
Other Expenses		0.63%		0.55%	0.27%	0.16%
Total Annual Fund Operating Expenses		1.43%		2.10%	1.07%	0.96%
Fee Waivers and/or Expense Reimbursements	[2]	(0.29%)		(0.21%)	(0.18%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.14%		1.89%	0.89%	0.88%
[1]	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Trustees”).
[2]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A, C, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 1.88%, 0.88% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - Class A C IS and R6 Shares - Federated Hermes MDT Small Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	688	978	1,289	2,169
C	313	658	1,129	2,431
IS	109	340	590	1,306
R6	98	306	531	1,178

Expense Example, No Redemption - Class A C IS and R6 Shares - Federated Hermes MDT Small Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	688	978	1,289	2,169
C	213	658	1,129	2,431
IS	109	340	590	1,306
R6	98	306	531	1,178

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 227% of the average value of its portfolio.

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
The Fund seeks to achieve its objective by investing primarily in the common stock of small U.S. companies. The Fund’s investment adviser’s (“Adviser”) investment strategy utilizes a small capitalization (“small-cap”) growth approach by selecting most of its investments from companies listed in the Russell 2000
®
Growth Index, an index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the small-cap segment of the U.S. equity universe, which includes the 2,000 smallest companies by market capitalization within the Russell 3000
®
Index (an index that includes the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market). As of July 31, 2020, companies in the Russell 2000
®
Growth Index ranged in market capitalization from $64 million to $8.3 billion. The Fund’s investments may include, but are not limited to, equity securities of domestic issuers.
The Adviser implements its strategy using a quantitative model driven by fundamental and technical stock selection variables, including relative value, profit trends, capital structure and price history. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies.
The Fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in investments in small companies. The Fund will notify shareholders at least 60 days in advance of any change in its investment policies that would permit the Fund normally to invest less than 80% of its net assets (plus any borrowings for investment purposes) in investments in small companies. For purposes of this policy the Fund considers a small company to be a company of a size similar to companies listed on the Russell 2000
®
Growth Index.
The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.

What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.

The primary factors that may reduce the Fund’s returns include:
■
Stock Market Risk.

The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company’s financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company’s shares in the market. Among other factors, equity securities may decline in value because of an increase in interest rates or changes in the stock market. Recent and potential future changes in industry and/or economic trends, as well as changes in monetary policy made by central banks and/or their governments, also can affect the level of interest rates and contribute to the development of or increase in volatility, illiquidity
, shareholder
redemptions
and other adverse effects (such as a decline in a company’s stock price), which could negatively impact the Fund’s performance.

■
Risk Related to the Economy.

The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity
, shareholder
redemptions
and/or other potentially adverse effects.

■
Small-Cap Company Risk.

The Fund may invest in small capitalization (or “small-cap”) companies. Small-cap companies may have less liquid stock, a more volatile share price, unproven track records, a limited product or service base and limited access to capital. The above factors could make small-cap companies more likely to fail than larger companies, and increase the volatility of the Fund’s portfolio, performance and Share price.
■
Risk Related to Investing for Growth.

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Additionally, growth stocks may not
pay dividends or may pay lower dividends than value stocks.

■
Real Estate Investment Trust Risk.

Real estate investment trusts (REITs) carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
■
Sector Risk.

Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
■
Quantitative Modeling Risk.

The Fund employs quantitative models as a management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons (for example, human judgment, data imprecision, software or other technology malfunctions, or programming inaccuracies).
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance: Bar Chart and TableRisk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s IS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged
over the stated periods, and includes comparative performance information.
The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Updated performance information for the Fund is
available
under the “Products” section at
FederatedInvestors.com
or by calling 1-800-341-7400.

Federated MDT Small Cap Growth Fund - IS Class

The Fund’s IS class total return for the six-month period from January 1, 2020 to June 30, 2020, was (4.63)%.
Within the periods shown in the bar chart, the Fund’s IS class highest quarterly return was 17.75% (quarter ended March 31, 2012). Its lowest quarterly return was (25.06)% (quarter ended September 30, 2011).

Average Annual Total Return Table
The Fund’s R6 class commenced operations on June 29, 2016. For the periods prior to the commencement of operations of the R6 class, the R6 class performance information shown is for the Fund’s IS class. The performance of the IS class has not been adjusted to reflect the expenses applicable to the R6 class since the R6 class has a lower expense ratio than the expense ratio of the IS class. The performance of the IS class has been adjusted to remove any voluntary waiver of Fund expenses related to the IS class that may have occurred during the periods prior to the commencement of operations of the R6 class, which would have caused the IS class expenses to be lower than the gross expenses of the R6 class. In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s IS class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for IS class, and after-tax returns for A, C and R6 classes will differ from those shown for IS class.

Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown
.

After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal

income and capital gains tax rates. These after-tax returns do not

reflect the effect of any

applicable

state

and

local

taxes.After-tax returns are not relevant to investors holding shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.

For the Period Ended December 31, 2019)

Average Annual Total Returns - Class A C IS and R6 Shares - Federated Hermes MDT Small Cap Growth Fund		1 Year	5 Years	10 Years
A		14.23%	10.58%	13.81%
C		18.95%	10.99%	13.61%
IS		21.14%	12.10%	14.75%
IS | Return After Taxes on Distributions		21.14%	10.33%	13.84%
IS | Return After Taxes on Distributions and Sale of Fund Shares		12.52%	9.05%	12.17%
R6		21.25%	12.05%	14.57%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	28.48%	9.34%	13.01%
Morningstar Small Growth Funds Average	[2]	27.68%	9.92%	12.68%
[1]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
[2]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.